SCHEDULE OF BORROWING OF THE GROUP TO INTEREST RATE CHANGES AND CONTRACTUAL REPAYMENT DATES (Details) - SGD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 431,960	$ 441,698
Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Total	18,690	16,824
6 – 12 months [member]
IfrsStatementLineItems [Line Items]
Total	18,960	17,102
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	168,790	152,318
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Total	$ 225,520	$ 255,454